Schedule of Investments
September 30, 2023
(Unaudited)
Invesco Select Risk: Growth Investor Fund
Schedule of Investments in Affiliated Issuers–100.10%(a)
	% of Net Assets 09/30/23	Value 12/31/22	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/23	Value 09/30/23
Alternative Funds–4.99%
Invesco Global Real Estate Income Fund, Class R6	2.45%	$20,916,820	$1,384,628	$—	$(603,719)	$—	$488,423	2,877,683	$21,697,729
Invesco Macro Allocation Strategy Fund, Class R6(b)	2.54%	20,422,651	2,573,295	(627,396)	221,233	(83,597)	—	2,973,076	22,506,186
Total Alternative Funds		41,339,471	3,957,923	(627,396)	(382,486)	(83,597)	488,423		44,203,915
Domestic Equity Funds–43.52%
Invesco Discovery Mid Cap Growth Fund, Class R6(b)	4.78%	51,851,339	4,154,684	(15,071,327)	4,188,289	(2,804,095)	—	1,636,461	42,318,890
Invesco Main Street Small Cap Fund, Class R6	6.22%	54,101,504	2,936,847	(4,579,304)	1,991,867	594,793	—	2,953,096	55,045,707
Invesco NASDAQ 100 ETF	4.57%	—	40,226,154	(6,380,382)	5,434,816	1,144,393	135,448	274,235	40,424,981
Invesco Russell 1000® Dynamic Multifactor ETF(c)	11.76%	105,282,525	—	(8,552,966)	7,534,381	(141,956)	1,361,593	2,271,422	104,121,984
Invesco S&P 500® Low Volatility ETF	8.39%	72,087,890	9,121,664	(791,201)	(6,080,232)	(73,652)	1,380,470	1,263,216	74,264,469
Invesco S&P 500® Pure Growth ETF	4.90%	45,454,043	4,336,437	(5,958,973)	367,250	(864,916)	531,652	1,437,275	43,333,841
Invesco S&P SmallCap Low Volatility ETF	—	30,441,894	856,921	(29,855,114)	(9,044,929)	7,601,228	239,851	—	—
Invesco Value Opportunities Fund, Class R6(b)	2.90%	27,864,983	—	(3,376,915)	1,404,383	(222,456)	—	1,540,816	25,669,995
Total Domestic Equity Funds		387,084,178	61,632,707	(74,566,182)	5,795,825	5,233,339	3,649,014		385,179,867
Fixed Income Funds–23.21%
Invesco 1-30 Laddered Treasury ETF	3.91%	17,297,931	20,389,245	—	(3,078,737)	—	598,207	1,290,878	34,608,439
Invesco Core Plus Bond Fund, Class R6	7.46%	64,860,015	7,647,255	(3,483,022)	(2,065,440)	(949,915)	2,326,642	7,569,827	66,008,893
Invesco Floating Rate ESG Fund, Class R6	0.69%	—	6,081,294	—	26,319	—	71,465	894,233	6,107,613
Invesco High Yield Fund, Class R6	3.10%	—	27,503,912	—	(87,993)	—	910,786	8,087,292	27,415,919
Invesco Income Fund, Class R6	0.98%	9,114,051	392,413	(517,828)	(221,241)	(36,144)	392,386	1,312,970	8,731,251
Invesco International Bond Fund, Class R6	1.03%	—	9,227,793	—	(114,068)	—	245,288	2,185,545	9,113,725
Invesco Master Loan Fund, Class R6	0.11%	6,733,467	396,770	(6,003,158)	342,056	(504,032)	394,198	65,077	965,103
Invesco Senior Floating Rate Fund, Class R6	1.62%	8,402,785	5,509,984	—	425,745	—	794,462	2,140,077	14,338,514
Invesco Taxable Municipal Bond ETF(c)	3.30%	31,354,271	1,336,389	(3,018,254)	297,219	(755,730)	864,846	1,155,156	29,213,895
Invesco Variable Rate Investment Grade ETF	1.01%	8,273,526	850,161	(271,827)	79,580	(3,094)	390,333	357,927	8,928,346
Total Fixed Income Funds		146,036,046	79,335,216	(13,294,089)	(4,396,560)	(2,248,915)	6,988,613		205,431,698
Foreign Equity Funds–27.75%
Invesco EQV Emerging Markets All Cap Fund, Class R6	3.00%	31,347,121	—	(6,126,849)	3,373,017	(2,024,405)	—	826,661	26,568,884
Invesco Developing Markets Fund, Class R6	3.16%	34,557,939	—	(8,327,279)	3,928,529	(2,173,216)	—	769,057	27,985,973
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	2.54%	—	22,338,830	(290,397)	407,703	8,826	504,912	516,080	22,464,962
Invesco Global Fund, Class R6	7.89%	97,964,429	—	(42,721,544)	23,774,798	(9,144,625)	—	785,620	69,873,058
Invesco Global Infrastructure Fund, Class R6	0.90%	8,582,623	437,356	—	(1,043,942)	—	163,927	777,392	7,976,037
Invesco International Select Equity Fund, Class R6	—	15,031,411	—	(15,695,048)	527,131	136,506	—	—	—
Invesco International Small-Mid Company Fund, Class R6	1.90%	31,583,865	—	(15,130,350)	4,158,017	(3,758,293)	—	436,839	16,853,239
Invesco Oppenheimer International Growth Fund, Class R6	1.98%	—	18,107,834	(437,067)	(140,620)	12,188	—	502,214	17,542,335
Invesco RAFI™ Strategic Developed ex-US ETF	—	41,581,429	—	(42,820,861)	(3,358,154)	4,597,586	—	—	—
Invesco S&P Emerging Markets Low Volatility ETF	4.43%	33,893,339	6,988,177	(946,064)	(683,793)	(88,766)	1,079,124	1,740,573	39,162,893
Invesco S&P International Developed Low Volatility ETF	1.95%	8,811,664	8,825,845	—	(423,860)	—	435,690	659,595	17,213,649
Total Foreign Equity Funds		303,353,820	56,698,042	(132,495,459)	30,518,826	(12,434,199)	2,183,653		245,641,030
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Growth Investor Fund

Invesco Select Risk: Growth Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–100.10%(a)
	% of Net Assets 09/30/23	Value 12/31/22	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/23	Value 09/30/23
Money Market Funds–0.63%
Invesco Government & Agency Portfolio, Institutional Class, 5.26%(d)(e)	0.22%	$1,704,075	$51,085,924	$(50,842,762)	$—	$—	$57,212	1,947,237	$1,947,237
Invesco Liquid Assets Portfolio, Institutional Class, 5.38%(d)(e)	0.16%	1,248,729	36,489,946	(36,316,259)	(96)	5	40,318	1,422,041	1,422,325
Invesco Treasury Portfolio, Institutional Class, 5.26%(d)(e)	0.25%	1,947,514	58,383,913	(58,106,013)	—	—	61,353	2,225,414	2,225,414
Total Money Market Funds		4,900,318	145,959,783	(145,265,034)	(96)	5	158,883		5,594,976
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $883,728,814)	100.10%	882,713,833	347,583,671	(366,248,160)	31,535,509	(9,533,367)	13,468,586		886,051,486

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.18%
Invesco Private Government Fund, 5.30%(d)(e)	0.61%	1,264,757	70,484,316	(66,342,663)	—	—	205,187(f)	5,406,410	5,406,410
Invesco Private Prime Fund, 5.51%(d)(e)	1.57%	3,252,231	157,695,226	(147,041,289)	(1,188)	(2,787)	548,708(f)	13,902,193	13,902,193
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $19,309,791)	2.18%	4,516,988	228,179,542	(213,383,952)	(1,188)	(2,787)	753,895		19,308,603
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $903,038,605)	102.28%	$887,230,821	$575,763,213	$(579,632,112)	$31,534,321	$(9,536,154)	$14,222,481		$905,360,089
OTHER ASSETS LESS LIABILITIES	(2.28)%								(20,222,894)
NET ASSETS	100.00%								$885,137,195
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2023.
(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Growth Investor Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$880,456,510	$—	$—	$880,456,510
Money Market Funds	5,594,976	19,308,603	—	24,903,579
Total Investments	$886,051,486	$19,308,603	$—	$905,360,089
Invesco Select Risk: Growth Investor Fund